Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	16,000,000
Proposed Maximum Offering Price per Unit	0.233
Maximum Aggregate Offering Price	$ 3,728,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 514.84
Offering Note	1 (a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share ("Common Stock") of Jupiter Neurosciences, Inc. (the "Company") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1 (b) Includes 16,000,000 shares of Common Stock that may be issued to YA II PN, LTD ("Yorkville") upon issuances of advances pursuant to the Standby Equity Purchase Agreement, dated as of October 24, 2025, by and between the Company and Yorkville. 1(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Capital Market on June 22, 2026, which date is within five business days of the filing of this Registration Statement.